Income Taxes (Reconciliation of Taxes Provided to Federal Statutory Rate) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Income Taxes Reconciliation Of Taxes Provided To Federal Statutory Rate Details
Tax expense (benefit) at statutory rate	$ (1,363,097)	$ 156,635
State taxes (benefit) net of federal tax (benefit)	(115,851)	8,018
Stock compensation	104,090	79,981
Mark to market on financial instruments	474,640	0
Warrant financing costs	145,479	0
Other permanent differences	29,161	27,649
Federal and state research credits - current year	(59,233)	(29,181)
Impact of change in federal and state effective income tax rates	(8,467)	(71,466)
Foreign rate differential	(58,756)	(69,541)
Other	6,055	(14,979)
Income tax expense (benefit)	$ (845,979)	$ 87,116